Derivative Financial Instruments - Interest rate risk - Movements in the hedging reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments
Cumulative fair value change at the beginning	€ 1,343
Cumulative fair value change at the end	(21,559)	€ 1,343
Interest rate risk
Derivative Financial Instruments
Cumulative fair value change at the beginning	3,163
Fair value adjustment for the year	(14,177)	2,725
Interest recycled for the year	(776)	438
Cumulative fair value change at the end	€ (11,790)	€ 3,163